U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
HT Insight Funds, Inc. d/b/a Harris Insight Funds
One Exchange Place, 4th Floor
Boston, MA  02109


2.  Name of each series or class of funds for which this notice is filed:

Class A; Class B; Class C; Class D; Class E; and Class F common stock


3.  Investment Company Act File Number:  811-5366
        Securities Act File Number: 33-17957


4.  Last day of fiscal year for which this notice is filed:

December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:   [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
(see Instruction A.6):

Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Class D  -- 1,705,661 shares     $14,966,206


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

None


   9. Number and aggregate sale price of securities sold during the fiscal year:

Class A -- Government Assets Fund            1,748,152,842 shares
$1,748,152,842
Class B -- Cash Management Fund              2,803,066,238 shares
$2,803,066,238
Class C -- Tax-Free Money Market Fund       933,159,208 shares     $
933,159,208
Class D -- Convertible Fund
 13,659 shares
$          127,741
Class E -- Equity Fund                                        2,589,189 shares

$     34,629,202
Class F -- Managed Fixed Income Fund              1,490,117 shares      $
15,074,161

5,488,471,253 shares      $5,534,209,392


  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Class A -- Government Assets Fund            1,748,152,842 shares
$1,748,152,842
Class B -- Cash Management Fund              2,803,066,238 shares
$2,803,066,238
Class C -- Tax-Free Money Market Fund       933,159,208 shares         $
933,159,208
Class D -- Convertible Fund                                              0
shares         $0
Class E -- Equity Fund
 2,589,189 shares
$     34,629,202
Class F -- Managed Fixed Income Fund             1,490,117 shares
  $
15,074,161

5,488,457,594 shares         $5,534,081,651


  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Class A -- Government Assets Fund           3,971,290 shares
$3,971,290
Class B -- Cash Management Fund             6,557,546 shares
$6,557,546
Class C -- Tax-Free Money Market Fund   3,268,939 shares         $3,268,939
Class D -- Convertible Fund                               4,101 shares
$     38,901
Class E -- Equity Fund
 16,147 shares
$   215,680
Class F -- Managed Fixed Income Fund         135,887 shares
$1,372,471
                                                                  13,953,910
shares         $15,424,827




12.  Calculation of registration fee:
       ( i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$5,534,081,651

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$15,424,827

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

-$5,507,750,007

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

+$0

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):

$41,756,471

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

/ 2900

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

$14,398.78


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).   [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
February 28, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Lisa Anne Rosen

                                           Lisa Anne Rosen, Assistant
Secretary

Date:  February 28, 1996

*Please print the name and title of the signing officer below the signature


harris/24f2/dec95.doc